Equipment - Summary of Detailed Information about Property, Plant and Equipment (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 7,587,659
Additions	2,100,305	$ 0
Balance at end of year	7,578,870	7,587,659
At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	13,333,036	9,864,756
Assets recognized on adoption of IFRS 16 (Notes 4 and 6)		2,826,512
Additions	2,314,046	641,768
Disposals	(91,659)
Balance at end of year	15,555,423	13,333,036
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	5,745,377	3,352,977
Depreciation	2,291,017	2,392,400
Disposals	(59,841)
Balance at end of year	7,976,553	5,745,377
Computing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	124,699
Balance at end of year	81,258	124,699
Computing Equipment [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	416,730	305,449
Additions	34,680	111,281
Balance at end of year	451,410	416,730
Computing Equipment [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	292,031	207,626
Depreciation	78,121	84,405
Balance at end of year	370,152	292,031
Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	287,894
Balance at end of year	218,413	287,894
Software [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	939,185	750,014
Additions	120,670	189,171
Balance at end of year	1,059,855	939,185
Software [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	651,291	416,132
Depreciation	190,151	235,159
Balance at end of year	841,442	651,291
Field Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,926,580
Balance at end of year	3,060,741	3,926,580
Field Equipment [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	6,891,045	6,498,041
Assets recognized on adoption of IFRS 16 (Notes 4 and 6)		354,163
Additions	22,964	38,841
Disposals	(91,659)
Balance at end of year	6,822,350	6,891,045
Field Equipment [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,964,465	1,921,484
Depreciation	856,985	1,042,981
Disposals	(59,841)
Balance at end of year	3,761,609	2,964,465
Office Furniture and Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,296,596
Balance at end of year	3,722,066	2,296,596
Office Furniture and Leasehold Improvements [Member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,006,681	231,857
Assets recognized on adoption of IFRS 16 (Notes 4 and 6)		2,472,349
Additions	2,135,732	302,475
Balance at end of year	5,142,413	3,006,681
Office Furniture and Leasehold Improvements [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	710,085	135,728
Depreciation	710,262	574,357
Balance at end of year	1,420,347	710,085
Road [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	951,890
Balance at end of year	496,392	951,890
Road [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,079,395	2,079,395
Additions		0
Balance at end of year	2,079,395	2,079,395
Road [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,127,505	672,007
Depreciation	455,498	455,498
Balance at end of year	$ 1,583,003	$ 1,127,505